Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 95,247	$ 163,575
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(22,016)	(89,347)
Derivative financial assets	94,039	95,023
Impact on Positive fair values (Derivative assets) of netting agreements that do not qualify for balance sheet offset	57,095	58,828
Net Derivative receivables balance after netting agreement and valuation adjustments	37,029	36,219
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(21,967)	(89,539)
Derivative financial liabilities	90,238	92,127
Impact on Negative fair values (Derivative liabilities) of netting agreements that do not qualify for balance sheet offset	57,095	58,828
Net Derivative payables balance after netting agreement and valuation adjustments	33,228	33,323
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	92,483	159,781
Negative gross fair value	87,901	156,123
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,764	3,794
Negative gross fair value	2,886	3,641
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	95,247	163,575
Negative gross fair value	90,787	159,764
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	94,039	95,023
Derivative financial liabilities	90,238	92,127
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	308	324
Negative gross fair value	232	319
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	29,340	101,481
Negative gross fair value	25,501	96,408
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,226	1,612
Negative gross fair value	1,142	1,177
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	3,211	3,108
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	3,471	3,696
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	32,859	104,913
Negative gross fair value	29,204	100,423
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,226	1,612
Negative gross fair value	1,142	1,177
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	13,367	13,643
Negative gross fair value	12,929	14,562
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	31	246
Negative gross fair value	33	250
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	174	4,229
Negative gross fair value	258	3,438
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	212	207
Negative gross fair value	423	318
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	26,837	21,740
Negative gross fair value	25,849	19,054
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,145	1,545
Negative gross fair value	1,104	1,700
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,540	1,324
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	1,272	1,217
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	41,918	40,936
Negative gross fair value	40,308	38,271
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,388	1,998
Negative gross fair value	1,560	2,268
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	38	157
Negative gross fair value	89	246
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	5	12
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	17,668	13,775
Negative gross fair value	18,300	17,183
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	150	184
Negative gross fair value	179	184
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustment pooled basis	(625)	(725)
Derivative liability valuation adjustments determined on a pooled basis	34	68
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(583)	(67,827)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(583)	(67,705)
Impact of netting agreements do not qualify for balance sheet offset [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that do not qualify for balance sheet offset	(57,010)	(58,804)
Impact on Negative fair values (Derivative liabilities) of netting agreements that do not qualify for balance sheet offset	$ (57,010)	$ (58,804)